Accumulated other comprehensive income (loss) - Net Change of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	$ 91,260	$ 14,783	$ 67,254
Unrealized net gains (losses) on translation of net investment in foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	6,419	(713)	222
Unrealized net gains (losses) on translation of net investment in foreign operations | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(562)	132	(259)
Unrealized net gains (losses) on translation of net investment in foreign operations | Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI, before reclassifications, net of tax	(2,259)	280	(2,778)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	33,254	(8,876)	19,420
Gains (losses) on net investment hedge
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	(26,835)	8,163	(19,198)
Accumulated net investment gain (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	73,988	635	57,435
Accumulated net investment gain (loss) | Held-to-maturity securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	7,895	8,148	9,145
Other comprehensive income (loss), net of taxes	7,895	8,148	9,145
Accumulated net investment gain (loss) | Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	0	0	14
OCI, before reclassifications, net of tax	76,247	355	60,199
Other comprehensive income (loss), net of taxes	73,988	635	57,435
Employee benefit plans adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	2,958	6,713	452
Employee benefit plans adjustments | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	(82)	(79)	(79)
OCI, before reclassifications, net of tax	(1,135)	0	0
Other comprehensive income (loss), net of taxes	2,165	2,281	(3,658)
Employee benefit plans adjustments | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), net of taxes	793	4,432	4,110
Net actuarial gain (loss) | Defined benefit pension plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	2,341	2,358	2,284
OCI, before reclassifications, net of tax	1,439	(288)	(5,762)
Net actuarial gain (loss) | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	(602)	524	524
OCI, before reclassifications, net of tax	871	6,219	4,919
Prior service credit (cost) arising during the year | Post-retirement healthcare plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassifications, net of tax	$ 524	$ (2,311)	$ (1,333)